UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      February 14, 2013


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    172284(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	BANK OF AMERICA		COMMON STOCK	060505104	5394	464636	SH		SOLE	0	464636	0	0
D	CAPITAL ONE FINA	COMMON STOCK	14040H105	7032	121395	SH		SOLE	0	121395	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	58065	1467761	SH		SOLE	0	1467761	0	0
D	GENWORTH FINANCI	COMMON STOCK	37247D106	7442	990918	SH		SOLE	0	990918	0	0
D	HOME INNS & -ADR	ADR		43713W107	297	10263	SH		SOLE	0	10263	0	0
D	INVESCO LTD		COMMON STOCK	BMG491BT1088	5827	223338	SH		SOLE	0	223338	0	0
D	JP MORGAN CHASE		COMMON STOCK	46625H100	27423	623697	SH		SOLE	0	623697	0	0
D	KB FINANCIAL-ADR	ADR		48241A105	37	1024	SH		SOLE	0	1024	0	0
D	KEYCORP			COMMON STOCK	493267108	5439	645959	SH		SOLE	0	645959	0	0
D	MELCO CROWN-ADR		ADR		585464100	2022	120053	SH		SOLE	0	120053	0	0
D	METLIFE INC		COMMON STOCK	59156R108	2973	90266	SH		SOLE	0	90266	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	29922	1564963	SH		SOLE	0	1564963	0	0
D	NETEASE INC-ADR		ADR		64110W102	123	2896	SH		SOLE	0	2896	0	0
D	REGIONS FINANCIA	COMMON STOCK	7591EP100	6063	850413	SH		SOLE	0	850413	0	0
D	SPREADTRUM-ADR		ADR		849415203	323	18319	SH		SOLE	0	18319	0	0
D	SUNTRUST BANKS		OMMON STOCK	867914103	13902	490377	SH		SOLE	0	490377	0	0
S REPORT SUMMARY                16 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED